Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000
Previously Paid Amount	0
Total Fee Amount	153,100
Net Fee	$ 153,100
Final Prospectus	true